EQ Advisors TrustSM

SUPPLEMENT DATED FEBRUARY 14, 2023, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The section of the SAI entitled “Brokerage Allocation and Other Strategies – Brokerage Commissions” is hereby amended to replace in its entirety the table reflecting brokerage commissions paid by the Portfolios with the following:

During the years ended December 31, 2019, December 31, 2020 and December 31, 2021, respectively, the Portfolios listed below paid the amounts indicated in brokerage commissions. Portfolios that were not operational during the periods shown are not included in the tables.

	Brokerage Commissions Paid†
Portfolio^	2019	2020	2021
1290 VT Convertible Securities	$121	$1,663	$1,309
1290 VT DoubleLine Dynamic Allocation	$3,535	$6,031	$1,762
1290 VT Equity Income	$235,786	$203,552	$136,884
1290 VT GAMCO Mergers & Acquisitions	$266,417	$229,174	$158,573
1290 VT GAMCO Small Company Value	$260,118	$411,520	$296,761
1290 VT High Yield Bond	$158	$331	$2,548
1290 VT Micro Cap	$158,814	$243,367	$197,561
1290 VT Moderate Growth Allocation*	$2,621	$4,371	$2,428
1290 VT Multi-Alternative Strategies	$278	$548	$1,745
1290 VT Natural Resources	$1,146	$1,411	$3,215
1290 VT Real Estate	$3,257	$3,945	$2,147
1290 VT Small Cap Value	$25,595	$70,566	$53,080
1290 VT SmartBeta Equity ESG	$2,795	$56,454	$46,026
1290 VT Socially Responsible	$2,448	$2,756	$3,887
EQ/All Asset Growth Allocation	$1,026	$14,206	$1,527
ATM International Managed Volatility	$117,994	$236,316	$85,459
ATM Large Cap Managed Volatility	$94,566	$243,823	$65,324
ATM Mid Cap Managed Volatility	$13,490	$26,992	$14,262
ATM Small Cap Managed Volatility	$144,194	$356,482	$167,349
EQ/400 Managed Volatility	$36,811	$83,991	$53,434
EQ/500 Managed Volatility	$229,389	$527,408	$219,424
EQ/2000 Managed Volatility	$350,190	$1,011,474	$649,048
EQ/AB Dynamic Aggressive Growth	$18,759	$28,642	$32,266
EQ/AB Dynamic Growth	$53,359	$72,879	$51,071
EQ/AB Dynamic Moderate Growth	$169,720	$280,157	$153,718
EQ/AB Short Duration Government Bond	$18,604	$20,361	$23,398
EQ/AB Small Cap Growth	$523,956	$516,003	$380,049
EQ/American Century Mid Cap Value**	$79,367	$159,427	$132,129
EQ/American Century Moderate Growth Allocation*	$2,465	$9,475	$6,950
EQ/Capital Group Research	$75,374	$64,482	$52,471
EQ/ClearBridge Large Cap Growth ESG	$35,149	$34,449	$31,572
EQ/ClearBridge Select Equity Managed Volatility	$35,297	$46,060	$87,502
EQ/Common Stock Index	$74,380	$82,818	$64,829
EQ/Emerging Markets Equity PLUS	$14,974	$38,901	$18,099
EQ/Equity 500 Index	$35,311	$38,551	$65,727
EQ/Fidelity Institutional AM® Large Cap	$382,957	$454,834	$289,195
EQ/Franklin Moderate Allocation	$19,337	$23,727	$5,401
EQ/Franklin Rising Dividends	$6,250	$14,933	$5,531
EQ/Franklin Small Cap Value Managed Volatility	$107,707	$188,568	$130,197
EQ/Global Equity Managed Volatility	$320,534	$449,346	$369,910
EQ/Goldman Sachs Growth Allocation*	$3,549	$9,102	$8,617
EQ/Goldman Sachs Mid Cap Value	$72,993	$93,470	$62,336

	Brokerage Commissions Paid†
Portfolio^	2019	2020	2021
EQ/Goldman Sachs Moderate Growth Allocation	$27,529	$37,340	$26,252
EQ/Intermediate Government Bond	$—	$—	$40,621
EQ/International Core Managed Volatility	$392,736	$555,357	$468,066
EQ/International Equity Index	$88,700	$131,109	$74,870
EQ/International Managed Volatility	$91,641	$326,852	$120,512
EQ/International Value Managed Volatility	$148,797	$171,057	$161,880
EQ/Invesco Comstock	$84,318	$96,565	$40,550
EQ/Invesco Global	$54,946	$53,810	$55,176
EQ/Invesco Global Real Assets	$238,030	$309,421	$341,365
EQ/Invesco Moderate Allocation	$16,301	$11,908	$3,732
EQ/Invesco Moderate Growth Allocation*	$4,049	$4,044	$1,795
EQ/Janus Enterprise	$181,603	$243,070	$188,137
EQ/JPMorgan Growth Allocation	$19,321	$32,280	$28,010
EQ/JPMorgan Value Opportunities	$628,446	$721,352	$545,705
EQ/Large Cap Core Managed Volatility	$262,510	$405,085	$271,926
EQ/Large Cap Growth Index	$8,529	$7,877	$9,622
EQ/Large Cap Growth Managed Volatility	$356,807	$627,056	$456,725
EQ/Large Cap Value Index	$4,025	$4,605	$3,911
EQ/Large Cap Value Managed Volatility	$356,145	$573,589	$297,065
EQ/Lazard Emerging Markets Equity	$192,269	$338,744	$386,674
EQ/Loomis Sayles Growth	$68,032	$108,421	$45,482
EQ/MFS International Growth	$158,098	$219,326	$171,626
EQ/MFS International Intrinsic Value	$88,422	$91,275	$105,625
EQ/MFS Mid Cap Focused Growth	$138,222	$25,567	$4,572
EQ/MFS Technology	$24,446	$39,151	$60,275
EQ/MFS Utilities Series	$46,215	$47,498	$31,398
EQ/Mid Cap Index	$54,959	$41,110	$28,928
EQ/Mid Cap Value Managed Volatility	$232,186	$402,278	$239,102
EQ/Morgan Stanley Small Cap Growth	$158,176	$321,507	$365,983
EQ/PIMCO Global Real Return	$8,022	$7,919	$8,706
EQ/PIMCO Real Return	$5,744	$5,605	$5,421
EQ/PIMCO Total Return ESG	$16,965	$9,896	$4,637
EQ/PIMCO Ultra Short Bond	$120,291	$35,645	$46,438
EQ/Quality Bond PLUS	$31,059	$19,012	$10,907
EQ/Small Company Index	$56,953	$66,761	$22,330
EQ/T. Rowe Price Growth Stock	$170,977	$240,967	$198,253
EQ/T. Rowe Price Health Sciences	$41,072	$33,976	$37,311
EQ/Value Equity	$661,476	$1,441,615	$629,231
EQ/Wellington Energy	$51,293	$33,358	$13,508
Equitable Conservative Growth MF/ETF Portfolio**	$3,535	$6,031	$1,762
Multimanager Aggressive Equity	$413,803	$419,176	$460,771
Multimanager Core Bond	$42,349	$51,794	$66,454
Multimanager Technology	$532,783	$317,584	$268,607
^	The Strategic Allocation Portfolios, 1290 VT DoubleLine Opportunistic Bond Portfolio, EQ/Core Bond Index Portfolio, EQ/Long-Term Bond Portfolio and EQ/Money Market Portfolio are not included in the table above because they did not pay brokerage commissions during the periods indicated.
*	No brokerage commissions were paid by the EQ/American Century Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio or 1290 VT Moderate Growth Allocation Portfolio prior to February 1, 2019.
†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the Sub-Adviser(s), investment strategy changes, the appointment of a new or additional Sub-Adviser, changes in transaction costs and market conditions.
**	Brokerage commissions paid prior to August 19, 2022, were paid before the Portfolio was restructured as a fund of funds and renamed from 1290 VT DoubleLine Dynamic Allocation Portfolio to Equitable Conservative Growth MF/ETF Portfolio.